Financial liabilities - Summary of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	€ 9,104	€ 8,204
Non-current financial liabilities	36,002	37,816
Total financial liabilities	45,106	46,020
Lease liabilities
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	1,103	1,126
Non-current financial liabilities	4,855	5,393
Conditional advances
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	600	800
Non-current financial liabilities	2,247	2,259
PGE | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	2,326	1,086
Non-current financial liabilities	7,738	8,982
EIB loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	5,075	5,192
Non-current financial liabilities	€ 21,161	€ 21,182